Long-term debt - Narrative (Details) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long Term Debt [Line Items]
Borrowings		$ 886.9	$ 886.9	$ 1,578.0
Senior unsecured notes - due July 15, 2027
Long Term Debt [Line Items]
Borrowings		$ 400.0	$ 400.0
Borrowings, interest rate		7.50%	7.50%
Borrowings, covenant, interest coverage ratio, minimum			2
Credit facility
Long Term Debt [Line Items]
Borrowing limit		$ 400.0	$ 400.0
Amount drawn from the credit facility	$ 100.0
Repayments of non-current borrowings		$ 100.0
Credit facility full interest rate		2.50%	2.50%	2.50%
Standby fees on undrawn amounts under credit facility		0.56%	0.56%	0.56%
Letters of credit issued			$ 23.3	$ 26.7
Credit facility | Bottom of range
Long Term Debt [Line Items]
Credit facility full interest rate		1.25%	1.25%
Standby fees on undrawn amounts under credit facility		0.51%	0.51%
Credit facility | Top of range
Long Term Debt [Line Items]
Credit facility full interest rate		3.75%	3.75%
Standby fees on undrawn amounts under credit facility		0.84%	0.84%